AB Global Bond Fund

Portfolio of Investments

December 31, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 39.2%
Australia – 5.0%
Australia Government Bond
Series 144 3.75%, 04/21/2037(a)	AUD	61,275	$62,940,218
Series 145 2.75%, 06/21/2035(a)		66,058	60,458,611
Series 150 3.00%, 03/21/2047(a)		111,795	106,038,022
Series 159 0.25%, 11/21/2024(a)		160,985	124,446,910

			353,883,761

Austria – 0.7%
Republic of Austria Government Bond 0.50%, 02/20/2029(a)	EUR	24,925	33,012,189
0.75%, 02/20/2028(a)		14,675	19,654,717

			52,666,906

Canada – 3.0%
Canadian Government Bond 1.25%, 03/01/2025-06/01/2030	CAD	227,560	187,778,146
2.00%, 12/01/2051		29,962	28,310,797

			216,088,943

China – 2.9%
China Government Bond
Series INBK 3.27%, 11/19/2030	CNY	747,780	115,767,694
3.39%, 03/16/2050		610,220	86,703,754

			202,471,448

Colombia – 1.1%
Colombian TES Series B 5.75%, 11/03/2027	COP	243,376,800	75,283,274

Finland – 0.3%
Finland Government Bond 0.50%, 09/15/2027(a)	EUR	17,455	22,962,870

France – 0.4%
French Republic Government Bond OAT 1.50%, 05/25/2050(a)		17,495	28,493,269

Germany – 1.0%
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/2050(a)		16,230	20,829,513
Series 3 4.75%, 07/04/2034(a)		24,265	51,449,909

			72,279,422

	Principal Amount (000)		U.S. $ Value

Italy – 2.0%
Italy Buoni Poliennali Del Tesoro 1.80%, 03/01/2041(a)	EUR	103,076	$139,292,140

Japan – 13.0%
Japan Government Ten Year Bond
Series 323 0.90%, 06/20/2022	JPY	28,042,650	275,612,836
Series 358 0.10%, 03/20/2030		18,503,500	180,946,211
Series 359 0.10%, 06/20/2030		12,004,250	117,255,135
Japan Government Thirty Year Bond
Series 62 0.50%, 03/20/2049		4,023,800	37,896,723
Series 65 0.40%, 12/20/2049		5,321,650	48,385,160
Series 68 0.60%, 09/20/2050		5,124,400	49,078,838
Japan Government Twenty Year Bond
Series 150 1.40%, 09/20/2034		6,281,600	70,792,392
Series 159 0.60%, 12/20/2036		4,022,550	40,929,034
Series 169 0.30%, 06/20/2039		1,984,250	18,968,002
Series 171 0.30%, 12/20/2039		2,820,950	26,883,923
Japan Government Two Year Bond Series 419 0.10%, 12/01/2022		5,356,650	52,102,069

			918,850,323

Malaysia – 0.4%
Malaysia Government Bond Series 0310 4.498%, 04/15/2030	MYR	101,778	28,966,158

Mexico – 0.2%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	183,675	10,839,947

Spain – 1.0%
Spain Government Bond 1.20%, 10/31/2040(a)	EUR	39,145	52,999,462
4.20%, 01/31/2037(a)		9,695	18,863,320

			71,862,782

United Kingdom – 2.6%
United Kingdom Gilt 0.625%, 10/22/2050(a)	GBP	60,350	79,967,302
1.50%, 07/22/2047(a)		17,410	28,174,886
1.75%, 09/07/2037(a)		47,310	76,793,993

			184,936,181

	Principal Amount (000)		U.S. $ Value

United States – 5.6%
U.S. Treasury Bonds 1.125%, 05/15/2040-08/15/2040	U.S.$	231,565	$219,708,197
4.50%, 08/15/2039(b)		7,020	10,735,116
4.625%, 02/15/2040		11,275	17,564,336
U.S. Treasury Notes 2.875%, 11/30/2025		107,870	121,117,784
2.875%, 05/15/2028(b)		26,060	30,188,881

			399,314,314

Total Governments - Treasuries (cost $2,629,905,879)			2,778,191,738

CORPORATES - INVESTMENT GRADE – 25.9%
Industrial – 13.1%
Basic – 1.3%
Air Products and Chemicals, Inc. 2.70%, 05/15/2040		465	500,037
2.80%, 05/15/2050		705	774,784
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030		1,202	1,286,140
Dow Chemical Co. (The) 9.40%, 05/15/2039		482	865,062
DuPont de Nemours, Inc. 2.169%, 05/01/2023		680	688,980
4.493%, 11/15/2025		375	438,134
5.419%, 11/15/2048		216	312,531
Equate Petrochemical BV 3.00%, 03/03/2022(a)		15,619	15,902,094
Georgia-Pacific LLC 3.734%, 07/15/2023(a)		388	416,949
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	12,303	15,696,502
3.125%, 03/26/2026(a)	GBP	5,265	7,779,328
Glencore Funding LLC 4.125%, 05/30/2023-03/12/2024(a)	U.S.$	444	484,228
4.625%, 04/29/2024(a)		205	229,567
Gold Fields Orogen Holdings BVI Ltd. 5.125%, 05/15/2024(a)		3,401	3,735,786
Inversiones CMPC SA 3.85%, 01/13/2030(a)		7,557	8,461,478
LYB International Finance III LLC 1.25%, 10/01/2025		658	669,559
3.625%, 04/01/2051		658	718,644
SABIC Capital II BV 4.00%, 10/10/2023(a)		9,776	10,521,420
SIG Combibloc PurchaseCo SARL 1.875%, 06/18/2023	EUR	4,768	6,017,579
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)		8,450	11,405,912
Suzano Austria GmbH 3.75%, 01/15/2031	U.S.$	2,587	2,749,694

			89,654,408

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.3%
CNH Industrial Finance Europe SA 1.75%, 09/12/2025(a)	EUR	695	$904,524
Dover Corp. 0.75%, 11/04/2027		7,943	10,041,210
General Electric Co. 1.875%, 05/28/2027		371	488,860
Series G 6.875%, 01/10/2039	U.S.$	175	257,669
Illinois Tool Works, Inc. 3.90%, 09/01/2042		403	506,597
John Deere Capital Corp. 0.40%, 10/10/2023		668	670,503
Siemens Financieringsmaatschappij NV 2.00%, 09/15/2023(a)		402	419,059
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		904	974,482
4.40%, 03/15/2024		4,990	5,461,768

			19,724,672

Communications - Media – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050		1,257	1,492,927
5.05%, 03/30/2029		240	290,878
5.125%, 07/01/2049		7,146	8,701,197
5.375%, 05/01/2047		2,760	3,453,669
5.75%, 04/01/2048		245	320,190
Comcast Corp. 0.75%, 02/20/2032	EUR	11,633	14,780,703
3.90%, 03/01/2038	U.S.$	280	341,641
4.25%, 01/15/2033		350	439,539
4.60%, 10/15/2038		411	541,712
6.45%, 03/15/2037		383	589,967
Cox Communications, Inc. 2.95%, 06/30/2023(a)		615	647,417
3.25%, 12/15/2022(a)		440	463,439
Fox Corp. 4.709%, 01/25/2029		16,945	20,574,430
Interpublic Group of Cos., Inc. (The) 5.40%, 10/01/2048		70	96,530
Prosus NV 3.68%, 01/21/2030(a)		15,000	16,284,375
Sky Ltd. 3.75%, 09/16/2024(a)		200	222,694
Thomson Reuters Corp. 3.35%, 05/15/2026		450	504,388
4.30%, 11/23/2023		275	301,466
TWDC Enterprises 18 Corp. Series G 4.125%, 06/01/2044		110	139,959
ViacomCBS, Inc. 3.70%, 06/01/2028		2,002	2,286,262
4.20%, 05/19/2032		6,989	8,401,227
4.60%, 01/15/2045		121	145,072
4.95%, 01/15/2031		5,363	6,729,267
5.50%, 05/15/2033		85	109,293

	Principal Amount (000)		U.S. $ Value

Walt Disney Co. (The) 2.75%, 09/01/2049	U.S.$	185	$194,953
3.50%, 05/13/2040		615	723,470
3.60%, 01/13/2051		2,990	3,624,298

			92,400,963

Communications - Telecommunications – 1.0%
AT&T, Inc. 3.50%, 09/15/2053(a)		17,358	17,454,310
3.55%, 09/15/2055(a)		269	270,169
3.65%, 09/15/2059(a)		722	727,920
3.80%, 12/01/2057(a)		36	37,603
Series B 2.875%, 03/02/2025(c)	EUR	8,200	10,096,033
British Telecommunications PLC 9.625%, 12/15/2030	U.S.$	11,750	19,463,414
Deutsche Telekom International Finance BV 8.75%, 06/15/2030		325	513,083
Rogers Communications, Inc. 4.00%, 06/06/2022	CAD	5,000	4,114,834
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)	U.S.$	17,645	19,155,579
Verizon Communications, Inc. 1.75%, 01/20/2031		665	662,523
4.272%, 01/15/2036		414	512,406
4.329%, 09/21/2028		277	333,043
4.862%, 08/21/2046		250	335,833

			73,676,750

Consumer Cyclical - Automotive – 1.1%
Daimler Finance North America LLC 3.65%, 02/22/2024(a)		223	243,114
General Motors Co. 5.00%, 04/01/2035		316	379,413
6.60%, 04/01/2036		380	516,013
General Motors Financial Co., Inc. 3.50%, 11/07/2024		570	618,579
5.10%, 01/17/2024		373	417,365
5.25%, 03/01/2026		290	340,990
Harley-Davidson Financial Services, Inc. 0.90%, 11/19/2024(a)	EUR	9,307	11,537,986
3.35%, 06/08/2025(a)	U.S.$	8,333	9,019,336
3.875%, 05/19/2023(a)	EUR	1,045	1,384,569
Hyundai Capital America 2.375%, 02/10/2023(a)	U.S.$	545	562,499
Lear Corp. 3.50%, 05/30/2030		2,671	2,918,477
3.80%, 09/15/2027		10,036	11,237,423
4.25%, 05/15/2029		3,030	3,455,386
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		12,614	13,869,308

	Principal Amount (000)		U.S. $ Value

Volkswagen Bank GmbH 1.25%, 06/10/2024(a)	EUR	13,500	$17,076,945
Volkswagen Leasing GmbH 2.625%, 01/15/2024(a)		5,108	6,713,097

			80,290,500

Consumer Cyclical - Other – 0.4%
Dr. Horton, Inc. 1.40%, 10/15/2027	U.S.$	669	673,898
James Hardie International Finance DAC 3.625%, 10/01/2026(a)	EUR	4,800	6,041,024
Las Vegas Sands Corp. 3.20%, 08/08/2024	U.S.$	726	769,840
3.50%, 08/18/2026		7,305	7,831,838
Marriott International, Inc./MD 0.876% (LIBOR 3 Month + 0.65%), 03/08/2021(d)		2,278	2,278,176
Series AA 4.65%, 12/01/2028		218	251,254
Series EE 5.75%, 05/01/2025		7,316	8,559,754
Series X 4.00%, 04/15/2028		228	252,091
NVR, Inc. 3.00%, 05/15/2030		661	720,710
Owens Corning 7.00%, 12/01/2036		50	71,240

			27,449,825

Consumer Cyclical - Retailers – 0.3%
AutoNation, Inc. 4.75%, 06/01/2030		1,138	1,370,881
Costco Wholesale Corp. 1.375%, 06/20/2027		408	420,282
3.00%, 05/18/2027		650	729,688
Home Depot, Inc. (The) 4.50%, 12/06/2048		370	519,964
Lowe’s Cos., Inc. 1.30%, 04/15/2028		603	606,579
NIKE, Inc. 2.40%, 03/27/2025		389	419,152
Ralph Lauren Corp. 2.95%, 06/15/2030		13,523	14,640,570
Ross Stores, Inc. 4.70%, 04/15/2027		1,634	1,931,805
Walmart, Inc. 2.65%, 12/15/2024		387	419,049

			21,057,970

Consumer Non-Cyclical – 3.1%
Abbott Laboratories 4.75%, 11/30/2036		350	479,925
AbbVie, Inc. 2.625%, 11/15/2028	EUR	1,850	2,673,710
4.30%, 05/14/2036	U.S.$	275	339,694
4.45%, 05/14/2046		115	146,392

	Principal Amount (000)		U.S. $ Value

4.70%, 05/14/2045	U.S.$	100	$130,446
4.875%, 11/14/2048		183	248,832
Altria Group, Inc. 3.125%, 06/15/2031	EUR	14,933	21,752,237
3.875%, 09/16/2046	U.S.$	189	199,894
4.80%, 02/14/2029		281	336,926
AmerisourceBergen Corp. 4.30%, 12/15/2047		146	179,071
Amgen, Inc. 4.40%, 05/01/2045		225	284,667
4.663%, 06/15/2051		13,123	17,817,437
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049		12,345	17,509,091
BAT Capital Corp. 3.215%, 09/06/2026		251	276,578
4.54%, 08/15/2047		70	77,725
4.906%, 04/02/2030		2,730	3,296,910
BAT Netherlands Finance BV 3.125%, 04/07/2028(a)	EUR	16,795	23,931,279
Baxter International, Inc. 1.30%, 05/30/2025		6,918	8,928,905
Biogen, Inc. 3.15%, 05/01/2050	U.S.$	17,167	17,730,437
5.20%, 09/15/2045		76	102,015
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026		248	276,011
Cargill, Inc. 1.375%, 07/23/2023(a)		530	543,106
Cigna Corp. 3.40%, 03/01/2027		130	146,804
4.375%, 10/15/2028		165	199,213
4.80%, 07/15/2046		193	255,306
4.90%, 12/15/2048		133	182,696
Coca-Cola Co. (The) 1.75%, 09/06/2024		515	539,850
2.50%, 03/15/2051		660	681,355
CommonSpirit Health 2.76%, 10/01/2024		820	880,723
3.91%, 10/01/2050		10,188	11,360,639
CVS Health Corp. 4.78%, 03/25/2038		490	620,525
5.05%, 03/25/2048		13,142	17,768,269
DH Europe Finance II SARL 0.45%, 03/18/2028	EUR	8,347	10,388,740
Gilead Sciences, Inc. 2.80%, 10/01/2050	U.S.$	16,925	16,899,879
4.50%, 02/01/2045		220	281,437
4.80%, 04/01/2044		128	168,922
Ingredion, Inc. 2.90%, 06/01/2030		361	398,271
Johnson & Johnson 0.95%, 09/01/2027		535	537,139
3.625%, 03/03/2037		580	711,606
Leggett & Platt, Inc. 4.40%, 03/15/2029		279	320,718
Medtronic Global Holdings SCA 0.25%, 07/02/2025	EUR	3,249	4,028,786
0.375%, 03/07/2023		5,331	6,592,327

1.125%, 03/07/2027		6,517	8,504,783

	Principal Amount (000)		U.S. $ Value
Merck & Co., Inc. 4.00%, 03/07/2049	U.S.$	170	$224,561
Panasonic Corp. 2.536%, 07/19/2022(a)		620	637,385
PepsiCo, Inc. 0.40%, 10/07/2023		584	587,079
0.75%, 05/01/2023		323	327,168
1.40%, 02/25/2031		670	674,130
Pfizer, Inc. 4.10%, 09/15/2038		165	210,790
7.20%, 03/15/2039		80	137,774
Philip Morris International, Inc. 4.25%, 11/10/2044		320	401,889
Procter & Gamble Co. (The) 2.85%, 08/11/2027		475	530,431
Smithfield Foods, Inc. 3.35%, 02/01/2022(a)		113	114,621
Sysco Corp. 5.65%, 04/01/2025		470	560,519
Takeda Pharmaceutical Co., Ltd. 0.75%, 07/09/2027	EUR	12,571	15,948,219
Wyeth LLC 5.95%, 04/01/2037	U.S.$	315	474,636

			219,558,478

Energy – 2.2%
Boardwalk Pipelines LP 4.80%, 05/03/2029		10,005	11,455,605
4.95%, 12/15/2024		100	111,786
BP Capital Markets PLC 1.573%, 02/16/2027(a)	EUR	2,811	3,731,902
3.25%, 03/22/2026(a) (c)		11,225	14,608,950
Cenovus Energy, Inc. 6.75%, 11/15/2039	U.S.$	370	482,304
Continental Resources, Inc./OK 3.80%, 06/01/2024		110	113,486
Diamondback Energy, Inc. 5.375%, 05/31/2025		438	454,747
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		2,880	3,036,528
Enable Midstream Partners LP 4.95%, 05/15/2028		630	645,602
Energy Transfer Operating LP 3.75%, 05/15/2030		12,025	12,959,222
4.25%, 03/15/2023		220	233,691
5.50%, 06/01/2027		13,240	15,515,093
6.05%, 06/01/2041		85	98,438
6.25%, 04/15/2049		163	197,923
Energy Transfer Partners LP 6.50%, 02/01/2042		205	250,710
Eni SpA 4.25%, 05/09/2029(a)		8,968	10,603,660
Enterprise Products Operating LLC 5.10%, 02/15/2045		125	161,167
Halliburton Co. 6.70%, 09/15/2038		153	203,884

	Principal Amount (000)		U.S. $ Value

Halliburton Co. 7.45%, 09/15/2039	U.S.$	320	$461,163
Hess Corp. 4.30%, 04/01/2027		364	401,183
HollyFrontier Corp. 5.875%, 04/01/2026		500	561,096
Husky Energy, Inc. 4.40%, 04/15/2029		17,375	19,343,686
Marathon Oil Corp. 6.60%, 10/01/2037 165			202,998
6.80%, 03/15/2032		277	341,594
National Oilwell Varco, Inc. 3.60%, 12/01/2029		375	391,820
ONEOK Partners LP 4.90%, 03/15/2025		145	164,838
ONEOK, Inc. 4.55%, 07/15/2028 9,495			10,859,096
5.20%, 07/15/2048		245	285,257
6.35%, 01/15/2031		10,320	13,249,856
Plains All American Pipeline LP/PAA Finance Corp. 3.80%, 09/15/2030		3,503	3,753,088
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029 1,286			1,346,459
4.50%, 12/15/2026		2,247	2,518,505
4.65%, 10/15/2025		150	167,693
Saudi Arabian Oil Co. 1.625%, 11/24/2025(a)		1,396	1,423,920
2.25%, 11/24/2030(a)		4,631	4,694,676
2.875%, 04/16/2024(a)		9,400	9,987,500
Shell International Finance BV 4.375%, 05/11/2045		210	276,191
Suncor Energy, Inc. 6.50%, 06/15/2038		201	282,027
6.80%, 05/15/2038		204	286,314
6.85%, 06/01/2039		374	525,156
Tengizchevroil Finance Co. International Ltd. 4.00%, 08/15/2026(a)		6,019	6,673,566
TransCanada PipeLines Ltd. 4.10%, 04/15/2030		245	290,007
Valero Energy Corp. 6.625%, 06/15/2037		2,593	3,438,712
7.50%, 04/15/2032		197	273,518

			157,064,617

Other Industrial – 0.0%
Massachusetts Institute of Technology 5.60%, 07/01/2111		245	429,855
WW Grainger, Inc. 4.60%, 06/15/2045		91	121,277

			551,132

Services – 0.1%
Amazon.com, Inc. 0.40%, 06/03/2023		535	537,282

	Principal Amount (000)		U.S. $ Value

0.80%, 06/03/2025	U.S.$	535	$542,919
2.70%, 06/03/2060		200	213,662
3.15%, 08/22/2027		200	227,517
4.25%, 08/22/2057		360	510,243
Booking Holdings, Inc. 4.50%, 04/13/2027		585	697,622
Expedia Group, Inc. 6.25%, 05/01/2025(a)		1,118	1,296,645
7.00%, 05/01/2025(a)		519	569,602
Mastercard, Inc. 3.65%, 06/01/2049		269	333,635
3.85%, 03/26/2050		315	407,142
Moody’s Corp. 5.25%, 07/15/2044		101	139,277
S&P Global, Inc. 2.30%, 08/15/2060		515	485,073
Visa, Inc. 4.15%, 12/14/2035		360	467,510

			6,428,129

Technology – 1.2%
Activision Blizzard, Inc. 2.50%, 09/15/2050		862	836,510
Adobe, Inc. 3.25%, 02/01/2025		377	416,077
Alphabet, Inc. 1.10%, 08/15/2030		501	492,545
1.998%, 08/15/2026		500	535,549
2.25%, 08/15/2060		199	191,435
Apple, Inc. 2.40%, 08/20/2050		585	596,862
2.65%, 05/11/2050		370	393,255
3.20%, 05/13/2025		415	463,194
3.45%, 02/09/2045		245	297,132
3.75%, 09/12/2047		220	277,515
4.375%, 05/13/2045		145	199,326
4.65%, 02/23/2046		125	178,415
Applied Materials, Inc. 2.75%, 06/01/2050		630	684,168
Baidu, Inc. 3.075%, 04/07/2025		10,090	10,800,759
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027		189	213,154
Broadcom, Inc. 4.11%, 09/15/2028		14,255	16,304,354
4.25%, 04/15/2026		425	486,700
Cisco Systems, Inc. 5.50%, 01/15/2040		90	134,965
5.90%, 02/15/2039		75	115,002
Citrix Systems, Inc. 4.50%, 12/01/2027		415	487,862
Fidelity National Information Services, Inc. 0.625%, 12/03/2025	EUR	903	1,134,794
1.00%, 12/03/2028		791	1,013,911
Fiserv, Inc. 1.125%, 07/01/2027		4,662	6,030,779

	Principal Amount (000)		U.S. $ Value

Hewlett Packard Enterprise Co. 2.25%, 04/01/2023	U.S.$	315	$327,099
6.35%, 10/15/2045		624	823,757
HP, Inc. 6.00%, 09/15/2041		615	802,383
Intel Corp. 4.80%, 10/01/2041		400	543,898
KLA Corp. 4.10%, 03/15/2029		195	233,704
4.65%, 11/01/2024		658	749,414
Lam Research Corp. 3.75%, 03/15/2026		130	148,781
4.875%, 03/15/2049		277	402,278
Leidos, Inc. 4.375%, 05/15/2030(a)		9,457	11,336,155
Micron Technology, Inc. 4.64%, 02/06/2024		130	144,735
4.975%, 02/06/2026		193	228,331
Microsoft Corp. 2.525%, 06/01/2050		471	495,941
2.875%, 02/06/2024		195	209,279
3.45%, 08/08/2036		515	634,663
3.70%, 08/08/2046		275	348,008
4.10%, 02/06/2037		239	312,516
4.50%, 02/06/2057		200	301,110
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)		51	54,891
Oracle Corp. 3.60%, 04/01/2050		15,335	17,901,505
3.90%, 05/15/2035		190	232,312
4.00%, 07/15/2046		189	231,639
5.375%, 07/15/2040		150	214,819
QUALCOMM, Inc. 3.25%, 05/20/2027-05/20/2050		523	601,821
4.30%, 05/20/2047		115	154,673
4.65%, 05/20/2035		578	774,640
4.80%, 05/20/2045		107	151,702
Texas Instruments, Inc. 1.75%, 05/04/2030		620	641,010
Xilinx, Inc. 2.375%, 06/01/2030		678	710,851

			81,996,178

Transportation - Airlines – 0.4%
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		8,116	9,400,127
Southwest Airlines Co. 4.75%, 05/04/2023		725	787,866
5.25%, 05/04/2025		14,716	17,059,878
Southwest Airlines Co. Pass-Through Trust Series 44378 6.15%, 08/01/2022		2,336	2,420,348

			29,668,219

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.0%
Canadian Pacific Railway Co. 6.125%, 09/15/2115	U.S.$	235	$389,921

Transportation - Services – 0.4%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		12,012	12,777,765
ENA Master Trust 4.00%, 05/19/2048(a)		1,226	1,320,698
Heathrow Funding Ltd. 6.75%, 12/03/2026(a)	GBP	5,736	10,100,190

			24,198,653

			924,110,415

Financial Institutions – 11.7%
Banking – 8.1%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)	U.S.$	220	253,298
AIB Group PLC 4.75%, 10/12/2023(a)		215	236,364
Ally Financial, Inc. 3.875%, 05/21/2024		219	240,112
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		8,762	10,082,477
4.50%, 03/19/2024(a)		554	610,816
Banco BBVA Peru SA 5.00%, 08/26/2022(a)		4,224	4,501,804
Banco Santander SA 3.306%, 06/27/2029		200	224,880
5.179%, 11/19/2025		14,000	16,402,479
Bank of America Corp. 1.379%, 02/07/2025(a)	EUR	13,810	17,586,984
1.898%, 07/23/2031	U.S.$	270	273,199
1.922%, 10/24/2031		673	681,902
3.824%, 01/20/2028		450	516,656
4.00%, 01/22/2025		448	503,507
4.20%, 08/26/2024		300	336,231
Series B 8.05%, 06/15/2027		930	1,226,837
Bank of Ireland Group PLC 4.50%, 11/25/2023(a)		16,795	18,349,623
Bank of New Zealand 3.50%, 02/20/2024(a)		505	549,936
Bankia SA 1.125%, 11/12/2026(a)	EUR	10,300	13,126,702
BNP Paribas SA 2.219%, 06/09/2026(a)	U.S.$	475	497,051
6.75%, 03/14/2022(a) (c)		12,880	13,479,514
BPCE SA 4.50%, 03/15/2025(a)		8,251	9,320,861
4.625%, 07/11/2024(a)		1,365	1,524,716
5.15%, 07/21/2024(a)		260	296,098
5.70%, 10/22/2023(a)		9,171	10,371,262

	Principal Amount (000)		U.S. $ Value

Capital One Bank USA NA 3.375%, 02/15/2023	U.S.$	615	$651,051
Capital One Financial Corp. 0.80%, 06/12/2024	EUR	2,083	2,601,192
1.65%, 06/12/2029		17,375	22,757,542
3.50%, 06/15/2023	U.S.$	360	386,255
3.75%, 07/28/2026		236	266,863
Citigroup, Inc. 1.50%, 07/24/2026(a)	EUR	17,425	22,612,605
3.52%, 10/27/2028	U.S.$	175	197,581
5.95%, 01/30/2023(c)		1,384	1,454,900
Series P 5.95%, 05/15/2025(c)		2,793	3,035,850
Series Q 4.316% (LIBOR 3 Month + 4.10%), 02/15/2021(c) (d)		5,255	5,251,679
Series W 4.00%, 12/10/2025(c)		232	238,332
Commonwealth Bank of Australia 4.50%, 12/09/2025(a)		1,634	1,880,649
Cooperatieve Rabobank UA 3.25%, 12/29/2026(a) (c)	EUR	11,600	14,294,884
3.75%, 07/21/2026	U.S.$	267	301,766
4.375%, 08/04/2025		10,560	12,057,812
Credit Agricole SA/London 4.125%, 01/10/2027(a)		4,715	5,416,277
Credit Suisse Group AG 2.193%, 06/05/2026(a)		8,273	8,639,583
4.194%, 04/01/2031(a)		5,317	6,248,481
Danske Bank A/S 3.244%, 12/20/2025(a)		8,893	9,526,424
3.875%, 09/12/2023(a)		325	350,218
5.375%, 01/12/2024(a)		8,899	10,041,788
Deutsche Bank AG 2.625%, 02/12/2026(a)	EUR	11,400	15,274,083
Deutsche Bank AG/New York NY 2.222%, 09/18/2024	U.S.$	965	992,382
3.30%, 11/16/2022		210	219,376
3.961%, 11/26/2025		4,618	5,041,346
DNB Bank ASA 6.50%, 03/26/2022(a) (c)		15,753	16,493,991
Fifth Third Bancorp 8.25%, 03/01/2038		161	273,560
Series L 4.50%, 09/30/2025(c)		3,549	3,787,841
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(a)	EUR	8,945	11,356,160
3.375%, 03/27/2025(a)		5,770	8,031,584
3.75%, 05/22/2025	U.S.$	140	156,986
3.85%, 07/08/2024		590	651,081
4.411%, 04/23/2039		385	490,298
Series O 5.30%, 11/10/2026(c)		693	762,205

	Principal Amount (000)		U.S. $ Value

HSBC Holdings PLC 4.25%, 03/14/2024	U.S.$	7,929	$8,750,880
6.375%, 03/30/2025(c)		2,091	2,284,418
ING Groep NV 3.00%, 02/18/2026(a)	GBP	13,000	19,751,638
6.50%, 04/16/2025(c)	U.S.$	226	248,689
6.875%, 04/16/2022(a) (c)		217	226,821
Intesa Sanpaolo SpA 3.125%, 07/14/2022(a)		16,385	16,959,802
3.375%, 01/12/2023(a)		14,410	15,089,517
Series XR 3.25%, 09/23/2024(a)		375	400,392
JPMorgan Chase & Co. 1.09%, 03/11/2027(a)	EUR	14,380	18,463,993
1.514%, 06/01/2024	U.S.$	505	518,752
2.522%, 04/22/2031		206	221,087
3.22%, 03/01/2025		270	291,263
3.375%, 05/01/2023		505	539,680
3.509%, 01/23/2029		115	131,062
3.882%, 07/24/2038		329	399,798
3.96%, 01/29/2027		383	440,315
3.964%, 11/15/2048		117	147,168
4.452%, 12/05/2029		535	654,013
4.493%, 03/24/2031		222	273,719
Lloyds Banking Group PLC 4.45%, 05/08/2025		281	322,526
4.50%, 11/04/2024		11,314	12,656,730
4.582%, 12/10/2025		285	325,733
Mizuho Financial Group Cayman 2 Ltd. 4.20%, 07/18/2022(a)		515	541,370
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)		687	756,665
Mizuho Financial Group, Inc. 1.241%, 07/10/2024		330	335,514
Morgan Stanley 3.125%, 07/27/2026		115	128,562
Series G 1.375%, 10/27/2026	EUR	8,390	11,010,132
1.75%, 03/11/2024		8,718	11,264,430
4.35%, 09/08/2026	U.S.$	700	823,769
4.431%, 01/23/2030		275	334,750
Nationwide Building Society 4.00%, 09/14/2026(a)		250	278,202
Natwest Group PLC 5.125%, 05/28/2024		215	241,288
8.625%, 08/15/2021(c)		8,449	8,767,389
Series U 2.574% (LIBOR 3 Month + 2.32%), 09/30/2027(c) (d)		3,400	3,284,202
Nordea Bank Abp 3.75%, 08/30/2023(a)		275	297,108
Santander Holdings USA, Inc. 4.40%, 07/13/2027		275	313,216
Skandinaviska Enskilda Banken AB 5.625%, 05/13/2022(a) (c)		800	823,544

	Principal Amount (000)		U.S. $ Value

Societe Generale SA 4.25%, 04/14/2025-08/19/2026(a)	U.S.$	10,771	$11,964,458
4.75%, 11/24/2025(a)		3,507	3,969,163
Standard Chartered PLC 1.724% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (c) (d)		12,300	11,386,998
2.819%, 01/30/2026(a)		480	508,202
3.265%, 02/18/2036(a)		665	694,415
3.95%, 01/11/2023(a)		1,179	1,241,359
5.20%, 01/26/2024(a)		3,435	3,794,952
Sumitomo Mitsui Banking Corp. 4.85%, 03/01/2022(a)		205	214,555
Sumitomo Mitsui Financial Group, Inc. 4.436%, 04/02/2024(a)		790	867,008
Truist Financial Corp. Series Q 5.10%, 03/01/2030(c)		6,206	7,088,209
UBS AG 5.125%, 05/15/2024(a)		780	860,297
UBS AG/Stamford CT 7.625%, 08/17/2022		3,671	4,067,850
UBS Group AG 4.125%, 09/24/2025(a)		210	240,267
5.75%, 02/19/2022(a) (c)	EUR	2,965	3,794,084
7.125%, 08/10/2021(a) (c)	U.S.$	8,888	9,134,088
UniCredit SpA 2.569%, 09/22/2026(a)		27,005	27,549,975
3.75%, 04/12/2022(a)		815	844,288
Visa, Inc. 2.75%, 09/15/2027		485	540,142
Wells Fargo & Co. 0.625%, 08/14/2030(a)	EUR	20,405	25,357,343
1.338%, 05/04/2025(a)		4,270	5,432,106

			570,783,830

Brokerage – 0.1%
BlackRock, Inc. 2.40%, 04/30/2030	U.S.$	347	379,186
3.25%, 04/30/2029		432	498,537
3.50%, 03/18/2024		490	539,027
Charles Schwab Corp. (The) 0.90%, 03/11/2026		674	683,074
Daiwa Securities Group, Inc. 3.129%, 04/19/2022(a)		615	634,282
Nomura Holdings, Inc. 1.851%, 07/16/2025		490	509,568
Raymond James Financial, Inc. 4.95%, 07/15/2046		350	478,255

			3,721,929

	Principal Amount (000)		U.S. $ Value

Finance – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024	U.S.$	337	$350,079
3.15%, 02/15/2024		300	315,217
3.30%, 01/23/2023		150	156,347
3.65%, 07/21/2027		795	860,932
4.125%, 07/03/2023		384	410,802
4.50%, 09/15/2023		3,065	3,319,803
4.625%, 10/15/2027		300	339,715
4.875%, 01/16/2024		2,911	3,186,673
6.50%, 07/15/2025		584	698,115
Air Lease Corp. 2.875%, 01/15/2026		5,625	5,951,304
3.00%, 09/15/2023		730	767,014
3.25%, 03/01/2025		285	304,148
3.375%, 07/01/2025		510	550,911
3.625%, 04/01/2027		827	891,181
3.875%, 07/03/2023		583	621,220
4.25%, 02/01/2024		2,324	2,521,556
Aircastle Ltd. 4.125%, 05/01/2024		2,250	2,391,382
4.25%, 06/15/2026		411	435,388
4.40%, 09/25/2023		5,704	6,086,738
5.00%, 04/01/2023		465	498,745
5.25%, 08/11/2025(a)		5,551	6,107,742
Ares Capital Corp. 3.50%, 02/10/2023		455	480,863
4.20%, 06/10/2024		605	658,765
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		374	379,408
3.50%, 11/01/2027(a)		1,342	1,343,858
3.875%, 05/01/2023(a)		3,043	3,172,889
4.125%, 08/01/2025(a)		23	24,019
4.375%, 01/30/2024(a)		1,889	1,993,259
4.875%, 10/01/2025(a)		926	991,676
5.50%, 12/15/2024(a)		5,268	5,817,681
Avolon Holdings Funding Ltd. 3.625%, 05/01/2022(a)		24	24,540
FS KKR Capital Corp. 4.75%, 05/15/2022		210	218,454
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	2,400	3,664,628
GE Capital Funding LLC 4.40%, 05/15/2030(a)	U.S.$	18,222	21,467,459
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/2035		420	501,080
Harborwalk Funding Trust 5.077%, 02/15/2069(a)		112	141,230
LeasePlan Corp. NV 2.875%, 10/24/2024(a)		630	666,017
Park Aerospace Holdings Ltd. 4.50%, 03/15/2023(a)		200	209,957
5.25%, 08/15/2022(a)		41	42,957
5.50%, 02/15/2024(a)		590	644,706

	Principal Amount (000)		U.S. $ Value

Synchrony Financial 3.70%, 08/04/2026	U.S.$	210	$232,591
3.95%, 12/01/2027		1,839	2,066,486
4.25%, 08/15/2024		74	81,277
4.375%, 03/19/2024		45	49,561
4.50%, 07/23/2025		3,797	4,273,320

			85,911,693

Insurance – 1.5%
ACE Capital Trust II 9.70%, 04/01/2030		150	229,567
Alleghany Corp. 3.625%, 05/15/2030		14,209	16,081,710
Allstate Corp. (The) Series B 5.75%, 08/15/2053		783	838,558
Aon Corp. 8.205%, 01/01/2027		155	207,603
ASR Nederland NV 3.375%, 05/02/2049(a)	EUR	4,635	6,327,674
Assicurazioni Generali SpA Series E 5.50%, 10/27/2047(a)		7,099	10,673,533
Athene Global Funding 2.80%, 05/26/2023(a)	U.S.$	190	198,521
Athene Holding Ltd. 3.50%, 01/15/2031		507	538,730
4.125%, 01/12/2028		605	673,312
Centene Corp. 4.25%, 12/15/2027		2,272	2,418,212
4.625%, 12/15/2029		2,967	3,290,228
Chubb INA Holdings, Inc. 0.30%, 12/15/2024	EUR	8,419	10,434,288
0.875%, 06/15/2027		4,718	6,063,213
CNP Assurances 4.50%, 06/10/2047(a)		12,600	18,511,220
Credit Agricole Assurances SA 4.25%, 01/13/2025(a) (c)		3,300	4,515,581
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)	U.S.$	149	207,905
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)		3	3,349
MetLife, Inc. 6.40%, 12/15/2036		211	272,638
Mitsui Sumitomo Insurance Co., Ltd. 7.00%, 03/15/2072(a)		410	436,137
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		4,415	7,648,721
Prudential Financial, Inc. 5.625%, 06/15/2043		460	495,824
5.875%, 09/15/2042		4,470	4,784,143
UnitedHealth Group, Inc. 4.625%, 07/15/2035		365	490,105
5.80%, 03/15/2036		265	397,433
Voya Financial, Inc. 5.65%, 05/15/2053		12,680	13,394,773

			109,132,978

	Principal Amount (000)		U.S. $ Value

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	U.S.$	636	$713,563
Intercontinental Exchange, Inc. 4.00%, 10/15/2023		490	537,782
4.25%, 09/21/2048		390	494,432

			1,745,777

REITS – 0.8%
American Tower Corp. 3.80%, 08/15/2029		177	205,505
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	3,763	4,653,228
Digital Euro Finco LLC 2.50%, 01/16/2026(a)		17,600	23,945,162
Equinix, Inc. 2.875%, 02/01/2026		1,516	1,878,800
5.375%, 05/15/2027	U.S.$	490	533,291
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		188	197,587
Host Hotels & Resorts LP 3.875%, 04/01/2024		218	230,518
Kilroy Realty LP 3.45%, 12/15/2024		50	53,982
Mid-America Apartments LP 3.75%, 06/15/2024		100	108,936
National Retail Properties, Inc. 3.90%, 06/15/2024		216	233,997
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025		97	106,104
5.25%, 01/15/2026		291	332,889
Regency Centers LP 3.60%, 02/01/2027		230	252,984
Sabra Health Care LP 4.80%, 06/01/2024		312	334,069
SITE Centers Corp. 4.70%, 06/01/2027		280	305,910
Spirit Realty LP 3.20%, 01/15/2027		125	132,835
4.00%, 07/15/2029		76	85,475
4.45%, 09/15/2026		2,017	2,277,000
STORE Capital Corp. 4.625%, 03/15/2029		103	119,312
Vornado Realty LP 3.50%, 01/15/2025		560	591,249
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)		335	354,359
WPC Eurobond BV 1.35%, 04/15/2028	EUR	10,275	13,076,206
2.125%, 04/15/2027		5,517	7,345,273

			57,354,671

			828,650,878

	Principal Amount (000)		U.S. $ Value

Utility – 1.1%
Electric – 1.0%
Adani Transmission Ltd. 4.00%, 08/03/2026(a)	U.S.$	7,886	$8,511,951
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		2,235	2,413,102
Colbun SA 3.15%, 03/06/2030(a)		305	328,923
Duke Energy Indiana LLC Series YYY 3.25%, 10/01/2049		160	181,565
Duke Energy Progress LLC 4.20%, 08/15/2045		122	156,430
Enel Finance International NV 2.65%, 09/10/2024(a)		24,745	26,358,555
3.625%, 05/25/2027(a)		225	255,414
Enel SpA 3.50%, 05/24/2080(a)	EUR	13,636	18,189,273
Exelon Generation Co. LLC 5.60%, 06/15/2042	U.S.$	344	395,554
6.25%, 10/01/2039		717	865,171
MidAmerican Energy Co. 4.25%, 07/15/2049		324	434,001
Naturgy Finance BV 4.125%, 11/18/2022(a) (c)	EUR	8,200	10,556,924
Oncor Electric Delivery Co. LLC 5.35%, 10/01/2052(a)	U.S.$	175	270,596
Pacific Gas and Electric Co. 1.75%, 06/16/2022		418	418,946
Public Service Co. of New Hampshire 3.60%, 07/01/2049		238	288,492
Sempra Energy 4.00%, 02/01/2048		127	150,938
Southern Power Co. Series F 4.95%, 12/15/2046		345	415,214

			70,191,049

Natural Gas – 0.1%
Brooklyn Union Gas Co. (The) 4.487%, 03/04/2049(a)		112	147,322
National Fuel Gas Co. 5.50%, 01/15/2026		620	715,945
Talent Yield Investments Ltd. 4.50%, 04/25/2022(a)		6,500	6,735,625

			7,598,892

			77,789,941

Total Corporates - Investment Grade (cost $1,683,177,319)			1,830,551,234

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 6.4%
Industrial – 4.6%
Basic – 0.6%
Axalta Coating Systems LLC 3.375%, 02/15/2029(a)	U.S.$	4,986	$5,006,963
Ingevity Corp. 3.875%, 11/01/2028(a)		6,343	6,374,111
OCI NV 3.625%, 10/15/2025(a)	EUR	4,903	6,223,565
Solvay SA 2.50%, 12/02/2025(c)		6,900	8,664,507
SPCM SA 2.00%, 02/01/2026		6,377	7,892,517
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027(a)		8,146	10,077,446
Series JAN 2.875%, 12/15/2027(a)		1,380	1,707,203

			45,946,312

Capital Goods – 0.8%
Colfax Corp. 3.25%, 05/15/2025(a)		9,188	11,393,092
Rolls-Royce PLC 0.875%, 05/09/2024(a)		13,565	15,605,585
Silgan Holdings, Inc. 2.25%, 06/01/2028		3,680	4,566,531
TransDigm, Inc. 6.25%, 03/15/2026(a)	U.S.$	8,414	8,966,294
Vertical Midco GmbH 4.375%, 07/15/2027(a)	EUR	11,795	15,175,858

			55,707,360

Communications - Media – 0.1%
Cable One, Inc. 4.00%, 11/15/2030(a)	U.S.$	4,965	5,161,681

Communications - Telecommunications – 0.3%
CenturyLink, Inc. 4.50%, 01/15/2029(a)		8,853	9,007,058
Telecom Italia SpA/Milano 4.00%, 04/11/2024(a)	EUR	1,700	2,246,509
Telefonica Europe BV 3.75%, 03/15/2022(a) (c)		8,400	10,516,308

			21,769,875

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.4%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)	U.S.$	8,369	$8,561,523
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	1,819	2,302,725
Ford Motor Co. 8.50%, 04/21/2023	U.S.$	9,007	10,128,586
Tenneco, Inc. 5.00%, 07/15/2024(a)	EUR	5,570	6,906,725

			27,899,559

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 11.50%, 04/01/2023(a)	U.S.$	3,613	4,176,644
Carnival PLC 1.00%, 10/28/2029	EUR	9,042	7,898,637

			12,075,281

Consumer Cyclical - Other – 0.1%
International Game Technology PLC 6.50%, 02/15/2025(a)	U.S.$	3,090	3,453,433
Wyndham Destinations, Inc. 4.25%, 03/01/2022		3,300	3,382,279

			6,835,712

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		9,914	9,936,792

Consumer Cyclical - Retailers – 0.0%
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,332	1,559,712

Consumer Non-Cyclical – 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 02/15/2023(a)	U.S.$	5,107	5,231,661
4.625%, 01/15/2027(a)		3,667	3,896,305
Avantor Funding, Inc. 2.625%, 11/01/2025	EUR	7,012	8,772,093
Catalent Pharma Solutions, Inc. 2.375%, 03/01/2028(a)		4,336	5,319,520
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)		970	1,187,963
Grifols SA 1.625%, 02/15/2025(a)		16,005	19,566,237
Spectrum Brands, Inc. 5.75%, 07/15/2025	U.S.$	9,505	9,813,736
Tenet Healthcare Corp. 4.625%, 07/15/2024		8,405	8,610,884

			62,398,399

	Principal Amount (000)		U.S. $ Value

Energy – 0.3%
Crescent Point Energy Corp. 5.13%, 04/14/2021(e) (f)	U.S.$	15,250	$15,250,000
EQM Midstream Partners LP 5.50%, 07/15/2028		590	643,675
Occidental Petroleum Corp. 2.90%, 08/15/2024		245	236,140
3.20%, 08/15/2026		41	38,290
6.20%, 03/15/2040		115	114,563
6.45%, 09/15/2036		550	573,448
6.95%, 07/01/2024		90	97,894
SandRidge Energy, Inc. 7.50%, 02/15/2023(e) (f) (i)		1,894	0
UGI International LLC 3.25%, 11/01/2025(a)	EUR	3,879	4,872,613

			21,826,623

Other Industrial – 0.2%
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)	U.S.$	10,015	10,119,657
ProGroup AG 3.00%, 03/31/2026(a)	EUR	649	802,996
Rexel SA 2.125%, 06/15/2025(a)		1,609	1,973,327
SPIE SA 3.125%, 03/22/2024(a)		400	515,766

			13,411,746

Services – 0.2%
Intertrust Group BV 3.375%, 11/15/2025(a)		11,420	14,232,886

Technology – 0.1%
CommScope, Inc. 5.50%, 03/01/2024(a)	U.S.$	4,690	4,833,027
Dell International LLC/EMC Corp. 7.125%, 06/15/2024(a)		1,051	1,090,485

			5,923,512

Transportation - Services – 0.3%
Chicago Parking Meters LLC 4.93%, 12/30/2025(e)		16,500	18,985,445
Loxam SAS 4.25%, 04/15/2024(a)	EUR	1,564	1,942,629

			20,928,074

			325,613,524

Financial Institutions – 1.8%
Banking – 1.1%
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022(a) (c)		9,400	11,769,339
8.875%, 04/14/2021(a) (c)		3,000	3,743,799

	Principal Amount (000)		U.S. $ Value

Series 9 6.50%, 03/05/2025(c)	U.S.$	4,200	$4,487,483
Banco Santander SA 6.75%, 04/25/2022(a) (c)	EUR	14,100	18,185,785
CaixaBank SA 5.875%, 10/09/2027(a) (c)		200	269,216
Credit Suisse Group AG 6.25%, 12/18/2024(a) (c)	U.S.$	11,289	12,343,780
Discover Financial Services Series D 6.125%, 06/23/2025(c)		9,774	11,028,602
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		6,713	7,338,877
Societe Generale SA 7.375%, 09/13/2021(a) (c)		5,809	5,964,186

			75,131,067

Finance – 0.4%
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	9,625	11,874,196
Navient Corp. 6.625%, 07/26/2021	U.S.$	8,310	8,511,847
SLM Corp. 4.20%, 10/29/2025		7,939	8,393,442

			28,779,485

Insurance – 0.1%
Molina Healthcare, Inc. 3.875%, 11/15/2030(a)		7,564	8,113,107

Other Finance – 0.1%
Nordic Aviation Capital 5.04%, 02/27/2024(e) (f)		10,632	7,973,756

REITS – 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 4.625%, 06/15/2025(a)		4,757	5,092,845
Service Properties Trust 4.75%, 10/01/2026		185	183,788

			5,276,633

			125,274,048

Total Corporates - Non-Investment Grade (cost $426,902,533)			450,887,572

MORTGAGE PASS-THROUGHS – 5.8%
Agency Fixed Rate 30-Year – 5.8%
Federal Home Loan Mortgage Corp.
Series 2019 3.50%, 09/01/2049-11/01/2049		62,046	67,126,914
Series 2020 2.50%, 07/01/2050		17,108	18,340,939
3.50%, 01/01/2050		16,017	17,550,332

	Principal Amount (000)		U.S. $ Value

Federal Home Loan Mortgage Corp. Gold Series 2019 4.50%, 02/01/2049	U.S.$	14,110	$15,651,062

Federal National Mortgage Association
Series 2005 5.50%, 02/01/2035		11	12,977
Series 2007 5.50%, 09/01/2036-08/01/2037		15	17,766
Series 2008 5.50%, 03/01/2037-05/01/2038		1,536	1,797,917
Series 2012 3.50%, 02/01/2042-01/01/2043		35,046	38,692,585
Series 2013 3.50%, 04/01/2043		16,810	18,565,577
Series 2017 3.50%, 06/01/2047-01/01/2048		447	474,576
Series 2018 3.50%, 01/01/2048-05/01/2048		35,286	38,120,287
4.00%, 09/01/2048		28,911	31,356,172
4.50%, 09/01/2048-12/01/2048		38,819	42,787,098
Series 2019 3.50%, 11/01/2049		13,859	14,913,282
Series 2020 2.50%, 07/01/2050		38,088	41,265,815
3.50%, 01/01/2050		28,002	30,456,107
Uniform Mortgage-Backed Security Series 2021 1.50%, 01/01/2051, TBA		33,681	34,033,600

Total Mortgage Pass-Throughs (cost $394,583,927)			411,163,006

QUASI-SOVEREIGNS – 4.8%
Quasi-Sovereign Bonds – 4.8%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		11,989	13,622,501

China – 3.7%

China Development Bank
Series 1805 4.88%, 02/09/2028	CNY	684,540	113,976,988
Series 1903 3.30%, 02/01/2024		60,000	9,181,558
Series 1904 3.68%, 02/26/2026		598,250	92,862,949
Series 2004 3.43%, 01/14/2027		196,740	29,985,777
Series 2009 3.39%, 07/10/2027		131,150	19,970,705

			265,977,977

Indonesia – 0.4%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)	U.S.$	3,134	3,459,152
Pertamina Persero PT 3.10%, 08/27/2030(a)		4,530	4,848,432

	Principal Amount (000)		U.S. $ Value

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375%, 02/05/2030(a)	U.S.$	7,936	$8,404,720
4.125%, 05/15/2027(a)		5,492	6,078,957
5.50%, 11/22/2021(a)		3,874	4,030,171

			26,821,432

Mexico – 0.2%
Petroleos Mexicanos 5.95%, 01/28/2031		2,006	2,000,985
6.84%, 01/23/2030		2,734	2,846,094
7.69%, 01/23/2050		9,575	9,653,994

			14,501,073

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		3,929	4,356,279

United Arab Emirates – 0.2%
DP World Crescent Ltd. 3.75%, 01/30/2030(a)		2,820	3,077,406
3.875%, 07/18/2029(a)		2,170	2,381,575
4.848%, 09/26/2028(a)		7,850	9,125,625

			14,584,606

Total Quasi-Sovereigns (cost $317,367,818)			339,863,868

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.5%
Risk Share Floating Rate – 4.4%
Bellemeade Re Ltd.
Series 2018-1A, Class M2 3.048% (LIBOR 1 Month + 2.90%), 04/25/2028(a) (d)		1,100	1,100,666
Series 2019-1A, Class M1B 1.898% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (d)		12,871	12,865,965
Series 2019-2A, Class M1C 2.148% (LIBOR 1 Month + 2.00%), 04/25/2029(a) (d)		8,716	8,749,627
Series 2019-2A, Class M2 3.248% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (d)		5,800	5,805,270
Series 2019-3A, Class M1B 1.748% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (d)		8,919	8,925,912
Series 2019-3A, Class M1C 2.098% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (d)		10,500	10,466,841
Series 2019-4A, Class M1C 2.648% (LIBOR 1 Month + 2.50%), 10/25/2029(a) (d)		5,676	5,675,865

	Principal Amount (000)		U.S. $ Value

Series 2020-3A, Class M1C 3.848% (LIBOR 1 Month + 3.70%), 10/25/2030(a) (d)	U.S.$	4,776	$4,859,750
Series 2020-4A, Class M2A 2.75% (LIBOR 1 Month + 2.60%), 06/25/2030(a) (d)		3,525	3,526,963
Connecticut Avenue Securities Trust
Series 2019-R02, Class 1M2 2.448% (LIBOR 1 Month + 2.30%), 08/25/2031(a) (d)		3,551	3,546,660
Series 2019-R03, Class 1M2 2.298% (LIBOR 1 Month + 2.15%), 09/25/2031(a) (d)		2,505	2,501,619
Series 2019-R05, Class 1M2 2.148% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (d)		3,135	3,131,735
Series 2019-R06, Class 2M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (d)		5,948	5,930,653
Series 2019-R07, Class 1M2 2.248% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (d)		7,290	7,266,453
Series 2020-R01, Class 1M2 2.198% (LIBOR 1 Month + 2.05%), 01/25/2040(a) (d)		7,780	7,738,771
Series 2020-R02, Class 2M1 0.898% (LIBOR 1 Month + 0.75%), 01/25/2040(a) (d)		5,190	5,189,627
Eagle RE Ltd. Series 2018-1, Class M1 1.848% (LIBOR 1 Month + 1.70%), 11/25/2028(a) (d)		4,843	4,838,594
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		7,081	7,041,259
Series 2014-DN1, Class M2 2.348% (LIBOR 1 Month + 2.20%), 02/25/2024(d)		109	108,660
Series 2014-DN3, Class M3 4.148% (LIBOR 1 Month + 4.00%), 08/25/2024(d)		8,288	8,454,851
Series 2014-HQ2, Class M3 3.898% (LIBOR 1 Month + 3.75%), 09/25/2024(d)		1,577	1,618,540
Series 2014-HQ3, Class M3 4.898% (LIBOR 1 Month + 4.75%), 10/25/2024(d)		1,854	1,872,715
Series 2015-DNA3, Class M3 4.848% (LIBOR 1 Month + 4.70%), 04/25/2028(d)		2,061	2,145,339
Series 2015-HQA1, Class M3 4.848% (LIBOR 1 Month + 4.70%), 03/25/2028(d)		1,522	1,579,648

	Principal Amount (000)		U.S. $ Value

Series 2015-HQA2, Class M3 4.948% (LIBOR 1 Month + 4.80%), 05/25/2028(d)	U.S.$	7,356	$7,649,282
Series 2016-HQA1, Class M3 6.498% (LIBOR 1 Month + 6.35%), 09/25/2028(d)		358	379,647
Series 2017-DNA2, Class M2 3.598% (LIBOR 1 Month + 3.45%), 10/25/2029(d)		7,204	7,440,691
Series 2017-DNA3, Class M2 2.648% (LIBOR 1 Month + 2.50%), 03/25/2030(d)		7,378	7,478,669
Series 2017-HQA2, Class M2B 2.798% (LIBOR 1 Month + 2.65%), 12/25/2029(d)		6,516	6,457,116
Series 2017-HQA3, Class M2 2.498% (LIBOR 1 Month + 2.35%), 04/25/2030(d)		4,277	4,337,821
Series 2018-DNA3, Class M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2048(a) (d)		12,075	11,937,705
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (d)		1,195	1,188,444
Series 2019-DNA4, Class M2 2.098% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (d)		5,879	5,869,208
Series 2019-HQA1, Class M2 2.498% (LIBOR 1 Month + 2.35%), 02/25/2049(a) (d)		3,856	3,842,515
Series 2020-DNA1, Class M2 1.848% (LIBOR 1 Month + 1.70%), 01/25/2050(a) (d)		1,950	1,935,331
Series 2020-HQA2, Class M2 3.248% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (d)		4,351	4,373,240
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2 5.398% (LIBOR 1 Month + 5.25%), 10/25/2023(d)		247	252,621
Series 2014-C01, Class M2 4.548% (LIBOR 1 Month + 4.40%), 01/25/2024(d)		922	929,255
Series 2014-C04, Class 1M2 5.048% (LIBOR 1 Month + 4.90%), 11/25/2024(d)		3,074	3,152,948
Series 2014-C04, Class 2M2 5.148% (LIBOR 1 Month + 5.00%), 11/25/2024(d)		5,351	5,483,648
Series 2015-C01, Class 1M2 4.448% (LIBOR 1 Month + 4.30%), 02/25/2025(d)		5,455	5,560,391

	Principal Amount (000)		U.S. $ Value

Series 2015-C02, Class 1M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(d)	U.S.$	4,065	$4,135,363
Series 2015-C02, Class 2M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		3,595	3,653,541
Series 2015-C03, Class 1M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		948	974,642
Series 2015-C03, Class 2M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		4,461	4,527,906
Series 2015-C04, Class 1M2 5.848% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,490	1,589,346
Series 2015-C04, Class 2M2 5.698% (LIBOR 1 Month + 5.55%), 04/25/2028(d)		7,566	7,958,522
Series 2016-C01, Class 2M2 7.098% (LIBOR 1 Month + 6.95%), 08/25/2028(d)		1,326	1,408,204
Series 2016-C02, Class 1M2 6.148% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		4,924	5,221,707
Series 2017-C02, Class 2M2 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(d)		11,264	11,526,769
Series 2017-C02, Class 2M2C 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(d)		7,419	7,435,546
Series 2017-C03, Class 1M2 3.148% (LIBOR 1 Month + 3.00%), 10/25/2029(d)		3,720	3,761,795
Series 2017-C06, Class 2M2 2.948% (LIBOR 1 Month + 2.80%), 02/25/2030(d)		1,349	1,358,778
Series 2018-C01, Class 1B1 3.698% (LIBOR 1 Month + 3.55%), 07/25/2030(d)		1,487	1,483,128
Home Re Ltd. Series 2020-1, Class M1B 3.398% (LIBOR 1 Month + 3.25%), 10/25/2030(a) (d)		5,943	5,990,716
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.648% (LIBOR 1 Month + 5.50%), 10/25/2025(d) (h)		3,628	3,342,215
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.048% (LIBOR 1 Month + 1.90%), 11/26/2029(a) (d)		4,897	4,884,919

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust
Series 2019-1R, Class A 2.145% (LIBOR 1 Month + 2.00%), 03/27/2024(d) (h)	U.S.$	5,988	$5,706,898
Series 2019-2R, Class A 2.895% (LIBOR 1 Month + 2.75%), 05/27/2023(d) (h)		7,699	7,424,566
Series 2019-3R, Class A 2.845% (LIBOR 1 Month + 2.70%), 10/27/2022(d) (h)		1,183	1,169,127
Radnor Re Ltd.
Series 2019-1, Class M1B 2.098% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (d)		4,623	4,624,041
Series 2019-2, Class M1B 1.898% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (d)		15,427	15,374,619
Series 2020-2, Class M1C 4.748% (LIBOR 1 Month + 4.60%), 10/25/2030(a) (d)		3,500	3,547,024

			310,309,887

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036		1,675	1,338,103
Series 2006-26CB, Class A6 6.25%, 09/25/2036		125	89,989
Series 2006-26CB, Class A8 6.25%, 09/25/2036		468	336,164
Series 2006-J1, Class 1A11 5.50%, 02/25/2036		931	857,027
Series 2007-15CB, Class A19 5.75%, 07/25/2037		343	282,496
CHL Mortgage Pass-Through Trust
Series 2007-3, Class A30 5.75%, 04/25/2037		1,059	768,616
Series 2007-HY4, Class 1A1 2.997%, 09/25/2047		376	351,954
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.849%, 03/25/2037		225	219,064
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		655	430,937
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		835	820,160
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.91%, 12/28/2037		1,421	1,330,833

			6,825,343

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.398% (LIBOR 1 Month + 0.25%), 04/25/2037(d)	U.S.$	662	$180,551

Total Collateralized Mortgage Obligations (cost $311,747,321)			317,315,781

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.2%
Non-Agency Floating Rate CMBS – 1.5%
Ashford Hospitality Trust Series 2018-KEYS, Class A 1.159% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (d)		14,000	13,572,671
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.159% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (d)		6,275	6,001,665
BFLD Series 2019-DPLO, Class D 1.999% (LIBOR 1 Month + 1.84%), 10/15/2034(a) (d)		4,029	3,842,338
BHMS Series 2018-ATLS, Class A 1.409% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (d)		13,884	13,501,016
BHP Trust Series 2019-BXHP, Class C 1.681% (LIBOR 1 Month + 1.52%), 08/15/2036(a) (d)		5,180	5,012,094
BX Trust Series 2018-EXCL, Class A 1.246% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (d)		10,734	9,909,525
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.182% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (d)		18,535	18,302,349
GS Mortgage Securities Corp. Trust Series 2019-SMP, Class D 2.109% (LIBOR 1 Month + 1.95%), 08/15/2032(a) (d)		5,035	4,621,983
Invitation Homes Trust Series 2018-SFR4, Class E 2.103% (LIBOR 1 Month + 1.95%), 01/17/2038(a) (d)		13,920	13,886,133
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 1.893% (LIBOR 1 Month + 1.73%), 11/15/2026(d) (h)		5,700	1,710,000

	Principal Amount (000)		U.S. $ Value

Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 1.659% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (d)	U.S.$	12,593	$12,546,672
Starwood Retail Property Trust Series 2014-STAR, Class A 1.629% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (d)		7,469	4,929,808

			107,836,254

Non-Agency Fixed Rate CMBS – 0.7%
225 Liberty Street Trust Series 2016-225L, Class E 4.649%, 02/10/2036(a)		9,098	9,529,062
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class D 5.109%, 11/10/2046(a)		2,783	2,424,205
Series 2014-GC23, Class D 4.485%, 07/10/2047(a)		2,196	1,960,704
Commercial Mortgage Trust Series 2012-CR3, Class D 4.75%, 10/15/2045(a)		2,322	1,722,801
Series 2013-CR6, Class D 4.09%, 03/10/2046(a)		7,385	6,156,466
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		1,220	1,210,495
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.388%, 08/10/2044(a)		1,000	856,122
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		4,825	4,795,987
Series 2013-GC12, Class C 4.179%, 06/10/2046		4,270	4,188,993
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.424%, 08/15/2046(a)		890	689,058
Series 2012-CBX, Class E 5.144%, 06/15/2045(a)		4,544	1,893,383
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		6,329	6,628,097
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class D 5.05%, 02/15/2047(a)		4,250	4,337,555
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class E 4.885%, 08/15/2045(a)		1,600	1,182,928
Series 2013-C18, Class D 4.862%, 12/15/2046(a)		3,000	2,011,351

			49,587,207

Total Commercial Mortgage-Backed Securities (cost $170,409,614)			157,423,461

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.7%
CLO - Floating Rate – 1.7%
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 1.965% (LIBOR 3 Month + 1.75%), 04/26/2031(a) (d)	U.S.$	4,580	$4,440,209
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 1.845% (LIBOR 3 Month + 1.63%), 04/26/2031(a) (d)		4,035	4,013,925
Marble Point CLO XI Ltd. Series 2017-2A, Class A 1.452% (LIBOR 3 Month + 1.18%), 12/18/2030(a) (d)		17,519	17,413,901
Octagon Loan Funding Ltd. Series 2014-1A, Class ARR 1.40% (LIBOR 3 Month + 1.18%), 11/18/2031(a) (d)		8,984	8,984,018
OZLM XVIII Ltd. Series 2018-18A, Class A 1.257% (LIBOR 3 Month + 1.02%), 04/15/2031(a) (d)		17,040	16,908,093
OZLM XXII Ltd. Series 2018-22A, Class A1 1.288% (LIBOR 3 Month + 1.07%), 01/17/2031(a) (d)		7,190	7,144,691
Rockford Tower CLO Ltd. Series 2018-2A, Class A 1.378% (LIBOR 3 Month + 1.16%), 10/20/2031(a) (d)		8,500	8,493,030
Romark CLO III Ltd. Series 2019-3A, Class A1 1.607% (LIBOR 3 Month + 1.37%), 07/15/2032(a) (d)		11,840	11,840,912
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 1.237% (LIBOR 3 Month + 1.00%), 04/15/2031(a) (d)		24,065	23,922,319
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR 1.377% (LIBOR 3 Month + 1.14%), 01/15/2031(a) (d)		9,455	9,421,530
Series 2017-4A, Class B 1.674% (LIBOR 3 Month + 1.45%), 11/20/2030(a) (d)		6,000	5,961,744
TIAA CLO IV Ltd. Series 2018-1A, Class A1A 1.448% (LIBOR 3 Month + 1.23%), 01/20/2032(a) (d)		4,510	4,491,252

Total Collateralized Loan Obligations (cost $123,641,737)			123,035,624

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 1.5%
Chile – 0.2%
Chile Government International Bond 1.625%, 01/30/2025	EUR	8,167	$10,625,734

Indonesia – 0.6%
Indonesia Government International Bond 3.375%, 07/30/2025(a)		3,484	4,804,218
4.45%, 02/11/2024	U.S.$	7,880	8,727,100
5.875%, 01/15/2024(a)		26,376	30,332,400

			43,863,718

Mexico – 0.3%
Mexico Government International Bond 4.75%, 04/27/2032		14,795	17,781,741

Peru – 0.2%
Peruvian Government International Bond 2.392%, 01/23/2026		16,430	17,481,520

United Arab Emirates – 0.2%
Abu Dhabi Government International Bond 2.50%, 04/16/2025(a)		15,810	16,896,938

Total Governments - Sovereign Bonds (cost $98,925,051)			106,649,651

EMERGING MARKETS - SOVEREIGNS – 0.9%
Bahrain – 0.2%
Bahrain Government International Bond 5.625%, 09/30/2031(a)		11,462	12,121,065
7.375%, 05/14/2030(a)		1,132	1,342,481

			13,463,546

Dominican Republic – 0.2%
Dominican Republic International Bond 5.95%, 01/25/2027(a)		12,427	14,496,872

Ivory Coast – 0.1%
Ivory Coast Government International Bond 5.875%, 10/17/2031(a)	EUR	4,855	6,552,024
6.625%, 03/22/2048(a)		2,500	3,377,671

			9,929,695

Nigeria – 0.1%
Nigeria Government International Bond 6.75%, 01/28/2021(a)	U.S.$	6,440	6,437,988

Senegal – 0.1%
Senegal Government International Bond 6.25%, 07/30/2024(a)		8,600	9,454,625

	Principal Amount (000)		U.S. $ Value

South Africa – 0.2%
Republic of South Africa Government International Bond 4.30%, 10/12/2028	U.S.$	10,325	$10,738,000
5.75%, 09/30/2049		200	199,625

			10,937,625

Total Emerging Markets - Sovereigns (cost $56,937,911)			64,720,351

EMERGING MARKETS - CORPORATE BONDS – 0.5%
Industrial – 0.5%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		8,785	9,012,861

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		3,882	4,117,346
6.95%, 01/17/2028(a)		3,805	4,304,974
Odebrecht Finance Ltd. 4.375%, 04/25/2025(a) (g) (i)		8,945	363,391
5.25%, 06/27/2029(a) (g) (i)		2,796	117,956
7.125%, 06/26/2042(a) (g) (i)		3,663	162,546

			9,066,213

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		879	940,805

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		1,023	1,080,799
BRF SA 4.875%, 01/24/2030(a)		1,631	1,770,145
Minerva Luxembourg SA 6.50%, 09/20/2026(a)		446	467,603
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(h) (i) (j)		4,300	32,015

			3,350,562

Energy – 0.1%
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		3,835	4,200,065
Petrobras Global Finance BV 5.093%, 01/15/2030		5	5,593

			4,205,658

Transportation - Services – 0.1%
Rumo Luxembourg SARL 7.375%, 02/09/2024(a)		9,325	9,712,570

			36,288,669

	Principal Amount (000)		U.S. $ Value

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(h)	U.S.$	1,155	$1,185,913

Total Emerging Markets - Corporate Bonds (cost $52,727,545)			37,474,582

EMERGING MARKETS - TREASURIES – 0.4%
South Africa – 0.4%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $21,076,157)	ZAR	444,436	28,837,864

GOVERNMENTS - SOVEREIGN AGENCIES – 0.4%
Canada – 0.4%
Canada Housing Trust No. 1 1.95%, 12/15/2025(a)	CAD	16,620	13,900,913
1.80%, 12/15/2024(a)		16,805	13,869,687

Total Governments - Sovereign Agencies (cost $27,565,357)			27,770,600

BANK LOANS – 0.2%
Industrial – 0.2%
Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby’s/Buffalo Wild Wings) 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025	U.S.$	1,223	1,211,543

Consumer Non-Cyclical – 0.1%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.897% (LIBOR 1 Month + 3.75%), 11/16/2025		5,087	5,067,152

Technology – 0.1%
athenahealth, Inc. 4.648% (LIBOR 1 Month + 4.50%), 02/11/2026		9,435	9,408,734

Total Bank Loans (cost $15,551,680)			15,687,429

SUPRANATIONALS – 0.2%
Supranational – 0.2%
European Investment Bank 4.75%, 08/07/2024(a) (cost $13,195,057)	AUD	17,315	15,439,318

	Principal Amount (000)		U.S. $ Value

COVERED BONDS – 0.2%
Swedbank Hypotek AB 1.125%, 05/21/2021(a)	EUR	9,200	$11,309,306
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/2021(a)		3,299	4,019,986

Total Covered Bonds (cost $13,906,777)			15,329,292

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.2%
Canada – 0.2%
Province of Ontario Canada 2.40%, 06/02/2026 (cost $10,709,374)	CAD	14,705	12,519,998

	Shares

COMMON STOCKS – 0.2%
Financials – 0.2%
Insurance – 0.2%
Mt. Logan Re Ltd. (Preference Shares)(e) (f) (i) (k)		9,702	10,077,566

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Golden Energy Offshore Services AS(i)		3,089,816	351,351
SandRidge Energy, Inc.(i)		4,301	13,333

			364,684

Total Common Stocks (cost $15,387,525)			10,442,250

	Principal Amount (000)

ASSET-BACKED SECURITIES – 0.1%
Other ABS - Fixed Rate – 0.1%
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)	U.S.$	3,008	3,216,434
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027(a)		5,582	5,742,284

Total Asset-Backed Securities (cost $8,590,000)			8,958,718

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
Texas Transportation Commission State Highway Fund Series 2010B 5.178%, 04/01/2030 (cost $3,400,000)		3,400	4,384,436

	Principal Amount (000)			U.S. $ Value

AGENCIES – 0.0%
Agency Debentures – 0.0%
Federal National Mortgage Association
6.25%, 05/15/2029	U.S.$	95		$135,377
6.625%, 11/15/2030		150		227,060

Total Agencies (cost $294,014)				362,437

	Shares

WARRANTS – 0.0%
Encore Automotive Acceptance, expiring 07/05/2031(e) (f) (i)		27		0
Flexpath Capital, Inc., expiring 04/15/2031(e) (f) (i)		42,267		0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(e) (i)		3,724		42
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(e) (i)		1,568		20

Total Warrants (cost $27,089)				62

SHORT-TERM INVESTMENTS – 5.8%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(l) (m) (n) (cost $227,640,627)		227,640,627		227,640,627

	Principal Amount (000)

Governments - Treasuries – 2.5%
Japan – 2.5%
Japan Treasury Discount Bill Series 956 Zero Coupon, 03/15/2021 (cost $172,407,911)	JPY	17,960,850		173,981,547

Time Deposits – 0.1%
BBH, Grand Cayman 0.01%, 01/04/2021	GBP	0	**	4
Citibank, London (0.72)%, 01/04/2021	EUR	1,480		1,807,900
Royal Bank of Canada, Toronto 0.01%, 01/04/2021	U.S.$	5,655		5,655,333

Total Time Deposits (cost $7,463,237)				7,463,237

Total Short-Term Investments (cost $407,511,775)				409,085,411

Total Investments – 101.2% (cost $6,803,541,460)(o)				$7,166,094,683
Other assets less liabilities – (1.2)%				(84,096,025)

Net Assets – 100.0%				$7,081,998,658

FUTURES

Description		Number of Contracts	Expiration Month		Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-BOBL Futures		2,326	March 2021		$384,121,791	$426,234
10 Yr Japan Bond (OSE) Futures		6	March 2021		8,827,853	(6,682)
U.S. 10 Yr Ultra Futures		53	March 2021		8,287,047	1,500
U.S. Long Bond (CBT) Futures		27	March 2021		4,676,063	(56,438)
U.S. T-Note 5 Yr (CBT) Futures		321	March 2021		40,498,664	92,789
U.S. T-Note 10 Yr (CBT) Futures		16	March 2021		2,209,250	3,547
U.S. Ultra Bond (CBT) Futures		213	March 2021		2,776,313	(54,031)
Sold Contracts
Euro Buxl 30 Yr Bond Futures		2	March 2021		550,329	(3,714)
Euro-Bund Futures		714	March 2021		154,947,927	(403,230)
U.S. 10 Yr Ultra Futures		588	March 2021		91,939,313	289,406
U.S. Ultra Bond (CBT) Futures		268	March 2021		57,234,750	(358,031)

						$(68,650)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	IDR	748,381,719	USD	52,904	01/15/2021	$(846,928)
Bank of America, NA	RUB	3,479,599	USD	47,109	01/22/2021	163,350
Bank of America, NA	JPY	104,387,383	USD	1,002,737	02/26/2021	(8,825,281)
Barclays Bank PLC	USD	17,815	IDR	264,301,193	01/15/2021	1,168,060
Barclays Bank PLC	USD	15,130	CNH	99,159	02/10/2021	81,813
Barclays Bank PLC	CAD	29,937	USD	23,319	02/18/2021	(203,291)
BNP Paribas SA	SGD	24,583	USD	18,444	01/07/2021	(156,651)
BNP Paribas SA	USD	125,062	SGD	168,307	01/07/2021	2,288,376
BNP Paribas SA	AUD	77,785	USD	56,964	01/12/2021	(3,010,511)
BNP Paribas SA	COP	186,704,551	USD	49,461	01/14/2021	(5,202,813)
BNP Paribas SA	NOK	334,822	USD	35,133	01/15/2021	(3,916,660)
BNP Paribas SA	USD	56,977	SEK	482,927	01/15/2021	1,728,028
BNP Paribas SA	USD	72,083	ZAR	1,089,105	02/04/2021	1,712,284
BNP Paribas SA	USD	15,130	ZAR	222,093	02/04/2021	(81,191)
BNP Paribas SA	USD	69,517	CNH	454,583	02/10/2021	220,768
Brown Brothers Harriman & Co.	SEK	9,500	USD	1,079	01/15/2021	(75,361)
Brown Brothers Harriman & Co.	GBP	1,873	USD	2,550	01/21/2021	(11,534)
Brown Brothers Harriman & Co.	USD	16,506	CAD	21,011	02/18/2021	2,918
Brown Brothers Harriman & Co.	JPY	7,095,916	USD	68,149	02/26/2021	(613,530)
Citibank, NA	CLP	103,299,356	USD	136,257	01/14/2021	(9,112,552)
Citibank, NA	COP	177,769,857	USD	50,056	01/14/2021	(1,992,047)
Citibank, NA	KRW	77,072,794	USD	70,490	01/14/2021	(353,881)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	PEN	67,552	USD	18,799	01/14/2021	$138,115
Citibank, NA	USD	139,606	CLP	105,028,464	01/14/2021	8,196,012
Citibank, NA	USD	65,989	COP	229,589,427	01/14/2021	1,231,523
Citibank, NA	USD	35,120	KRW	39,950,298	01/14/2021	1,601,230
Citibank, NA	USD	20,123	PEN	72,233	01/14/2021	(168,784)
Citibank, NA	USD	28,207	SEK	237,943	01/15/2021	718,007
Citibank, NA	USD	35,350	CHF	31,297	01/29/2021	29,051
Citibank, NA	CNH	4,066,868	USD	621,199	02/10/2021	(2,702,673)
Citibank, NA	CAD	17,520	USD	13,753	02/18/2021	(12,637)
Credit Suisse International	SGD	130,199	USD	96,097	01/07/2021	(2,419,126)
Credit Suisse International	USD	62,628	SGD	84,466	01/07/2021	1,284,285
Credit Suisse International	SEK	490,262	USD	55,813	01/15/2021	(3,783,469)
Credit Suisse International	USD	82,169	NOK	760,215	01/15/2021	6,494,215
Credit Suisse International	USD	17,496	TRY	138,452	01/21/2021	1,032,326
Credit Suisse International	USD	32,515	ZAR	477,866	02/04/2021	(136,058)
Credit Suisse International	MXN	209,429	USD	10,505	02/25/2021	41,280
Deutsche Bank AG	USD	33,947	GBP	25,385	01/21/2021	771,570
Deutsche Bank AG	CAD	94,587	USD	73,652	02/18/2021	(667,414)
Goldman Sachs Bank USA	USD	61,932	SGD	84,184	01/07/2021	1,766,725
Goldman Sachs Bank USA	NOK	762,072	USD	82,943	01/15/2021	(5,937,577)
Goldman Sachs Bank USA	TWD	1,578,249	USD	56,179	01/27/2021	(178,283)
Goldman Sachs Bank USA	JPY	1,708,626	USD	16,405	02/26/2021	(151,986)
HSBC Bank USA	USD	112,371	RUB	8,664,382	01/22/2021	4,525,216
HSBC Bank USA	JPY	2,873,004	USD	27,699	02/26/2021	(141,733)
JPMorgan Chase Bank, NA	SGD	182,177	USD	135,316	01/07/2021	(2,529,786)
JPMorgan Chase Bank, NA	USD	57,521	AUD	77,826	01/12/2021	2,484,690
JPMorgan Chase Bank, NA	SEK	698,417	USD	81,020	01/15/2021	(3,880,475)
JPMorgan Chase Bank, NA	USD	56,448	NOK	499,413	01/15/2021	1,798,565
JPMorgan Chase Bank, NA	USD	97,397	SEK	831,208	01/15/2021	3,645,969
JPMorgan Chase Bank, NA	GBP	55,875	USD	74,615	01/21/2021	(1,803,749)
JPMorgan Chase Bank, NA	USD	34,424	GBP	25,770	01/21/2021	821,188
JPMorgan Chase Bank, NA	USD	64,827	CHF	57,686	01/29/2021	382,518
JPMorgan Chase Bank, NA	USD	27,930	ZAR	426,598	02/04/2021	975,748
JPMorgan Chase Bank, NA	USD	34,421	MXN	696,169	02/25/2021	361,796
Morgan Stanley Capital Services LLC	BRL	692,773	USD	132,502	01/05/2021	(872,565)
Morgan Stanley Capital Services LLC	USD	131,318	BRL	692,773	01/05/2021	2,055,939
Morgan Stanley Capital Services LLC	AUD	491,165	USD	350,332	01/12/2021	(28,370,803)
Morgan Stanley Capital Services LLC	CLP	22,893,000	USD	30,000	01/14/2021	(2,216,437)
Morgan Stanley Capital Services LLC	NOK	672,492	USD	75,593	01/15/2021	(2,839,212)
Morgan Stanley Capital Services LLC	SEK	363,048	USD	41,435	01/15/2021	(2,697,539)
Morgan Stanley Capital Services LLC	USD	56,073	NOK	507,001	01/15/2021	3,058,011
Morgan Stanley Capital Services LLC	GBP	233,774	USD	310,005	01/21/2021	(9,726,068)
Morgan Stanley Capital Services LLC	USD	33,781	GBP	25,246	01/21/2021	747,657
Morgan Stanley Capital Services LLC	CHF	113,971	USD	125,604	01/29/2021	(3,230,746)
Morgan Stanley Capital Services LLC	USD	65,819	BRL	346,387	02/02/2021	844,998
Morgan Stanley Capital Services LLC	USD	88,975	CNH	581,525	02/10/2021	236,960

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	NZD	99,889	USD	71,216	03/05/2021	$(675,018)
Morgan Stanley Capital Services LLC	USD	42,108	PLN	155,090	03/24/2021	(578,350)
Morgan Stanley Capital Services LLC	MYR	120,125	USD	28,824	03/25/2021	(1,179,759)
Royal Bank of Scotland PLC	USD	55,699	INR	4,165,703	01/15/2021	1,279,023
Societe Generale	EUR	705,431	USD	853,641	02/24/2021	(9,144,198)
Standard Chartered Bank	USD	68,059	KRW	75,844,329	01/14/2021	1,655,404
Standard Chartered Bank	INR	2,516,876	USD	33,920	01/15/2021	(505,635)
Standard Chartered Bank	USD	103,637	IDR	1,489,642,732	01/15/2021	3,354,155
Standard Chartered Bank	USD	47,964	INR	3,562,134	01/15/2021	758,870
Standard Chartered Bank	USD	56,862	TWD	1,601,508	01/27/2021	326,440
Standard Chartered Bank	USD	43,836	CNH	287,075	02/10/2021	204,170
Standard Chartered Bank	USD	9,721	EUR	7,964	03/17/2021	24,395
UBS AG	ZAR	1,630,457	USD	105,255	02/04/2021	(5,220,956)
UBS AG	CAD	240,031	USD	187,494	02/18/2021	(1,104,151)
UBS AG	EUR	137,369	USD	167,804	03/17/2021	(284,114)

						$(67,349,884)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	(5.00)%	Quarterly	2.40%	USD	90,081	$(7,877,854)	$(2,795,536)	$(5,082,318)
iTraxx Australia Series 33, 5 Year Index, 06/20/2025*	(1.00)	Quarterly	0.52	USD	84,000	(1,794,410)	(699,782)	(1,094,628)
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 06/20/2024*	5.00	Quarterly	2.40	USD	90,081	7,877,854	4,685,080	3,192,774

						$(1,794,410)	$1,189,762	$(2,984,172)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
BRL	236,735	01/02/2023	1 Day CDI	3.975%	Maturity	$120,097	$—	$120,097
BRL	236,663	01/02/2023	1 Day CDI	4.590%	Maturity	652,189	—	652,189
BRL	217,888	01/02/2023	1 Day CDI	4.175%	Maturity	280,661	—	280,661
BRL	216,614	01/02/2023	1 Day CDI	4.053%	Maturity	176,885	—	176,885

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	288,230	05/22/2024	3 Month CDOR	1.980%	Semi-Annual/ Semi-Annual	$10,621,362	$—	$10,621,362
USD	203,580	10/01/2025	0.329%	3 Month LIBOR	Semi-Annual/ Quarterly	628,706	—	628,706
USD	600	01/30/2027	2.459%	3 Month LIBOR	Semi-Annual/ Quarterly	(74,854)	—	(74,854)
USD	150	05/05/2045	3 Month LIBOR	2.566%	Quarterly/ Semi-Annual	39,307	1	39,306
USD	100	07/16/2045	3 Month LIBOR	3.019%	Quarterly/ Semi-Annual	37,196	9,466	27,730
EUR	45,250	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	106,169	—	106,169
EUR	45,250	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	(2,475,154)	—	(2,475,154)
EUR	45,740	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(358,605)	—	(358,605)
EUR	45,740	11/10/2050	0.022%	6 Month EURIBOR	Annual/ Semi-Annual	(765,323)	357,073	(1,122,396)

						$8,988,636	$366,540	$8,622,096

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	735	$(195,939)	$(97,413)	$(98,526)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,088	(289,952)	(119,356)	(170,596)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	5,000	(1,333,333)	(699,781)	(633,552)
Towd Point Mortgage Trust REMIC, 2.750% 04/25/2057*	0.45	Monthly	0.45	USD	37,832	(118,040)	—	(118,040)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	2,925	(780,000)	(163,550)	(616,450)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	5,000	(1,333,333)	(700,600)	(632,733)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	6,500	$(1,733,333)	$(909,715)	$(823,618)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	53	(14,125)	(3,601)	(10,524)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	564	(150,353)	(64,552)	(85,801)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	618	(164,697)	(66,981)	(97,716)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	244	(65,026)	(25,719)	(39,307)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	279	(74,377)	(24,412)	(49,965)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	558	(148,754)	(53,813)	(94,941)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	557	(148,487)	(49,640)	(98,847)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	575	(153,285)	(47,402)	(105,883)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	979	(260,904)	(102,449)	(158,455)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,115	(297,240)	(117,529)	(179,711)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,611	(429,332)	(169,712)	(259,620)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,260	(336,000)	(72,756)	(263,244)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	1,520	(405,207)	(112,643)	(292,564)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	3,346	(891,988)	(282,303)	(609,685)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	5,000	$(1,332,917)	$(387,022)	$(945,895)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	5,815	(1,534,675)	(335,775)	(1,198,900)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	10,000	(2,665,833)	(749,389)	(1,916,444)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00	USD	10,000	(2,665,833)	(741,073)	(1,924,760)

						$17,522,963)	$(6,097,186)	$(11,425,777)

*	Termination date
**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $2,856,629,998 or 40.3% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Defaulted.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.29% of net assets as of December 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 5.648%, 10/25/2025	09/18/2015	$3,620,765	$3,342,215	0.05%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD 1.893%, 11/15/2026	11/13/2015	5,494,267	1,710,000	0.02%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.145%, 03/27/2024	03/21/2019	5,988,056	5,706,898	0.08%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.895%, 05/27/2023	06/07/2019	7,699,297	7,424,566	0.10%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.845%, 10/27/2022	10/11/2019	$1,183,000	$1,169,127	0.02%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	1,155,000	1,185,913	0.02%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	06/13/2013	3,886,876	32,015	0.00%

(i)	Non-income producing security.
(j)	Defaulted matured security.
(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/2014	$9,702,000	$10,077,566	0.14%

(l)	Affiliated investments.
(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(n)	The rate shown represents the 7-day yield as of period end.
(o)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $494,368,189 and gross unrealized depreciation of investments was $(205,021,353), resulting in net unrealized appreciation of $289,346,836.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

TBA – To Be Announced

COUNTRY BREAKDOWN1

December 31, 2020 (unaudited)

40.2%	United States
15.7%	Japan
7.0%	China
5.5%	Australia
4.6%	United Kingdom
4.3%	Canada
3.8%	Italy
2.5%	Spain
2.1%	Germany
1.8%	France
1.2%	Netherlands
1.1%	Colombia
1.0%	Indonesia
9.1%	Other
0.1%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following: Austria, Bahrain, Belgium, Bermuda, Brazil, Chile, Denmark, Dominican Republic, Finland, India, Ireland, Israel, Ivory Coast, Kazakhstan, Kuwait, Luxembourg, Malaysia, Mexico, New Zealand, Nigeria, Norway, Panama, Peru, Saudi Arabia, Senegal,South Africa, Supranational, Sweden, Switzerland, Turkey, United Arab Emirates and United Republic of Tanzania.

AB Global Bond Fund

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$2,778,191,738	$-0-	$2,778,191,738
Corporates - Investment Grade	-0-	1,830,551,234	-0-	1,830,551,234
Corporates - Non-Investment Grade	-0-	427,663,816	23,223,756#	450,887,572
Mortgage Pass-Throughs	-0-	411,163,006	-0-	411,163,006
Quasi-Sovereigns	-0-	339,863,868	-0-	339,863,868
Collateralized Mortgage Obligations	-0-	317,315,781	-0-	317,315,781
Commercial Mortgage-Backed Securities	-0-	157,423,461	-0-	157,423,461
Collateralized Loan Obligations	-0-	123,035,624	-0-	123,035,624
Governments - Sovereign Bonds	-0-	106,649,651	-0-	106,649,651
Emerging Markets - Sovereigns	-0-	64,720,351	-0-	64,720,351
Emerging Markets - Corporate Bonds	-0-	37,474,582	-0-	37,474,582
Emerging Markets - Treasuries	-0-	28,837,864	-0-	28,837,864
Governments - Sovereign Agencies	-0-	27,770,600	-0-	27,770,600
Bank Loans	-0-	15,687,429	-0-	15,687,429
Supranationals	-0-	15,439,318	-0-	15,439,318
Covered Bonds	-0-	15,329,292	-0-	15,329,292
Local Governments - Provincial Bonds	-0-	12,519,998	-0-	12,519,998
Common Stocks	364,684	-0-	10,077,566	10,442,250
Asset-Backed Securities	-0-	8,958,718	-0-	8,958,718
Local Governments - US Municipal Bonds	-0-	4,384,436	-0-	4,384,436
Agencies	-0-	362,437	-0-	362,437
Warrants	62	-0-	0#	62
Short-Term Investments:
Investment Companies	227,640,627	-0-	-0-	227,640,627
Governments - Treasuries	-0-	173,981,547	-0-	173,981,547
Time Deposits	-0-	7,463,237	-0-	7,463,237

Total Investments in Securities	228,005,373	6,904,787,988	33,301,322	7,166,094,683
Other Financial Instruments*:
Assets
Futures	813,476	-0-	-0-	813,476
Forward Currency Exchange Contracts	-0-	60,211,648	-0-	60,211,648
Centrally Cleared Credit Default Swaps	-0-	7,877,854	-0-	7,877,854
Centrally Cleared Interest Rate Swaps	-0-	12,662,572	-0-	12,662,572
Liabilities
Futures	(882,126)	-0-	-0-	(882,126)
Forward Currency Exchange Contracts	-0-	(127,561,532)	-0-	(127,561,532)
Centrally Cleared Credit Default Swaps	-0-	(9,672,264)	-0-	(9,672,264)
Centrally Cleared Interest Rate Swaps	-0-	(3,673,936)	-0-	(3,673,936)
Credit Default Swaps	-0-	(17,522,963)	-0-	(17,522,963)

Total	$227,936,723	$6,827,109,367	$33,301,322	$7,088,347,412

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended December 31, 2020 is as follows:

Fund	Market Value 9/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/20 (000)	Dividend Income (000)
Government Money
Market Portfolio	$165,102	$662,223	$599,684	$227,641	$11